Submission	Feb. 09, 2026
Submission [Line Items]
Central Index Key	0001501072
Registrant Name	RIVERNORTH OPPORTUNITIES FUND, INC.
Registration File Number	811-22472
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A